Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance

We are providing the following required information about the relationship between executive compensation actually paid and certain financial performance of Cohu as required by Item 402(v) of Regulation S-K. Further details regarding Cohu’s variable pay-for-performance philosophy and how Cohu aligns executive compensation with company performance, refer to “Executive Compensation and Other Information” above in the CD&A.

2025 Pay Versus Performance Table

Compensation Actually Paid (“CAP”)

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Total Share-holder Return(5)	Peer Group Total Share-holder Return(6)	Net Income(7)	Non-GAAP Pre-tax
	($)	($)	($)	($)	($)	($)	($M)	Income(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	4,498,059	4,461,888	1,364,226	1,452,370	60.62	138.29	7.3	1.6%
2024	4,831,084	(1,458,139)	1,286,156	(143,258)	120.65	206.70	(9.1)	(0.0)%
2023	6,536,607	3,579,668	1,727,107	1,468,471	159.14	191.07	28.2	16.6%
2022	5,315,286	5,406,262	1,546,037	1,547,883	144.12	137.78	96.8	21.8%
2021	4,582,416	959,803	1,360,173	597,988	170.92	183.27	167.3	19.5%

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Müller, our Chief Executive Officer (“CEO”) for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)

The dollar amounts reported in column (c) are the amount of “compensation actually paid” to Dr. Müller as defined by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Müller during the applicable year. The adjustments made to Dr. Müller’s total compensation for each year to determine the CAP are detailed in the CEO Summary Compensation Table Total to CAP Reconciliation table below.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Müller, our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts and “compensation actually paid” in 2025 are as follows: Mr. Jeffrey Jones, Mr. Christopher Bohrson, and Mr. Klaus Ilgenfritz. The NEOs included for purposes of calculating the average amounts and “compensation actually paid” in 2024, 2023, 2022 and 2021 are as follows: Mr. Jeffrey Jones, Mr. Christopher Bohrson, Mr. Thomas Kampfer and Mr. Ian Lawee.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Müller), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Müller) during the applicable year. The adjustments made to the NEO’s total compensation for each year to determine the CAP are detailed in the Average Other NEO Summary Compensation Table Total to CAP Reconciliation table below.

(5)	Cumulative TSR is calculated assuming a $100 investment in Cohu’s common stock, on December 24, 2020.
(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the custom Peer Group Index as reported in the Comparative Stock Performance Graph in Cohu’s Annual Report on Form 10-K. For 2025, the peer group was comprised of ACM Research, Inc., Alpha & Omega Semiconductor Limited, Arlo Technologies, Inc., Axcelis Technologies, Inc., Badger Meter, Inc., FormFactor, Inc., Harmonic Inc., Ichor Holdings Ltd., indie Semiconductor, Inc., Kulicke and Soffa Industries, Inc., MACOM Technology Solutions Holdings, Inc., MaxLinear, Inc., Novanta, Inc., OSI Systems, Inc., PAR Technology Corporation, Penguin Solutions, Inc., Photronics, Inc., Power Integrations, Inc., Semtech Corporation, Silicon Laboratories Inc., Ultra Clean Holdings, Inc., Veeco Instruments Inc., and Vishay Precision Group, Inc. In 2024 and 2023 the peer group was made up of Advanced Energy Industries, Inc., Alpha & Omega Semiconductor Limited, Axcelis Technologies, Inc., Badger Meter, Inc., Cirrus Logic, Inc., FormFactor, Inc., Harmonic Inc., Ichor Holdings Ltd., Kulicke and Soffa Industries, Inc., MACOM Technology Solutions Holdings, Inc., MaxLinear, Inc., Novanta, Inc., Onto Innovation, OSI Systems, Inc., Penguin Solutions (formerly SMART Global Holdings), Photronics, Inc., Ultra Clean Holdings, Inc. and Veeco Instruments, Inc. The only change from the custom peer group used in 2022 was the removal of National Instruments Corporation, due to it being acquired by Emerson Electric Co, and therefore the data reported in the 2023 CAP table has been recalculated removing National Instruments Corporation’s shareholder return values. As reported in the 2022 CAP table, the Peer Group Total Shareholder Return rate for 2021 and 2022 when the Peer Group included National Instruments Corporation was 171.53 and 124.23 respectively.

(7)	The dollar amounts reported represent the amount of net income reflected in Cohu’s audited financial statements for the applicable year.
(8)

While we believe that the Relative Total Stockholder Return (“RTSR”) Percentile used in Cohu’s annual Long-Term Incentive (“LTI”) plan as described in the CD&A is the most important financial measure used to link compensation actually paid to our NEOs, this RTSR is calculated over a three-year period and therefore cannot be used in this table. As Cohu uses other financial and non-financial performance measures for the purpose of evaluating performance for compensation programs, Cohu determined that the non-GAAP pre-tax income as a percentage of sales performance used in the annual Short-Term Incentive (“STI”) plan as described in the CD&A represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

PEO Total Compensation Amount	$ 4,498,059	$ 4,831,084	$ 6,536,607	$ 5,315,286	$ 4,582,416
PEO Actually Paid Compensation Amount	$ 4,461,888	(1,458,139)	3,579,668	5,406,262	959,803
Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Reported Change in the Actuarial Present Value of Pension Benefits(3)	Pension Benefits(3)	CAP to CEO
	($)	($)	($)	($)	($)	($)
2025	4,498,059	(3,508,493)	3,472,322	N/A	N/A	4,461,888
2024	4,831,084	(4,091,920)	(2,197,303)	N/A	N/A	(1,458,139)
2023	6,536,607	(5,051,219)	2,094,280	N/A	N/A	3,579,668
2022	5,315,286	(3,321,901)	3,412,877	N/A	N/A	5,406,262
2021	4,582,416	(2,891,579)	(731,034)	N/A	N/A	959,803

(1)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the SCT for each applicable year.
(2)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are detailed in the Equity Component of CAP Reconciliation tables that follow.

(3)	Neither the CEO nor any other NEO has Pension Benefits.

CEO Equity Component of CAP Reconciliation

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2025	5,465,854	(1,455,751)	-	(537,781)	-	-	3,472,322
2024	2,376,980	(4,371,968)	-	(202,315)	-	-	(2,197,303)
2023	1,557,302	252,541	-	284,437	-	-	2,094,280
2022	4,186,241	(287,392)	-	63,290	(549,262)	-	3,412,877
2021	2,406,454	(3,329,004)	-	191,516	-	-	(731,034)

Non-PEO NEO Average Total Compensation Amount	$ 1,364,226	1,286,156	1,727,107	1,546,037	1,360,173
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,452,370	(143,258)	1,468,471	1,547,883	597,988
Adjustment to Non-PEO NEO Compensation Footnote

Average Other NEOs SCT Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(1)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefits	Average CAP to Other NEOs
	($)	($)	($)	($)	($)	($)
2025	1,364,226	(716,935)	805,079	N/A	N/A	1,452,370
2024	1,286,156	(861,091)	(568,323)	N/A	N/A	(143,258)
2023	1,727,107	(1,054,404)	795,768	N/A	N/A	1,468,471
2022	1,546,037	(693,436)	695,282	N/A	N/A	1,547,883
2021	1,360,173	(610,078)	(152,107)	N/A	N/A	597,988

(1)	The amounts deducted or added in calculating the equity award adjustments are detailed in the Equity Component of CAP Reconciliation tables that follow.

Other NEO Equity Component of CAP Reconciliation

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)
2025	1,271,554	(341,642)	-	(124,833)	-	805,079
2024	518,278	(1,039,301)	-	(47,300)	-	(568,323)
2023	391,724	46,783	-	357,261	-	795,768
2022	873,864	(61,393)	-	(1,846)	(115,343)	695,282
2021	507,725	(695,566)	-	35,734	-	(152,107)

Compensation Actually Paid vs. Total Shareholder Return

Relationship of Financial Performance Measures to Compensation Actually Paid

These financial performance measures are not all reflected in the Pay versus Performance table above and as Cohu generally seeks to incentivize long-term performance, we do not specifically align performance measures with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. As the table and subsequent charts show, the required equity adjustments to determine CAP results in yearly swings in CAP levels that are heavily influenced by timing of past equity awards and stock price fluctuations rather than actual company or executive performance in any given year. We are providing the following required descriptions of the relationships between information presented in the Pay versus Performance table.

We selected our Comparative Stock Performance Graph custom Peer Group Index for the Cumulative TSR metric as it is comprised from companies within our industry and we believe reflects an appropriate comparison group for executive compensation. As discussed above, due to one of the Peer Group companies being acquired in 2025, we are illustrating both the historical Peer Group Index Cumulative TSR and the current Peer Group Index Cumulative TSR. Cohu’s Cumulative TSR (calculated assuming a $100 investment in Cohu’s common stock, on December 24, 2020) has outperformed our current peer group for two of the five years being compared. There does not appear to be a direct correlation between the performance of Cumulative TSR to CAP as discussed above.

Compensation Actually Paid vs. Net Income	Cohu does not use GAAP Net Income in determining compensation paid to any of our CEO and other NEOs. This data is reported to comply with the requirements of Item 402(v) of Regulation S-K.
Compensation Actually Paid vs. Company Selected Measure

Cohu uses its results in non-GAAP pretax income to determine 50% of the compensation earned under the 2025 STI plan as discussed in the Short-Term Incentive Plan section of the CD&A. We selected this metric as we feel it has the most direct impact on compensation levels earned by our CEO and other NEOs. Cohu’s non-GAAP pretax income performance exceeded the target level of 15% in three of the four years presented below. While there is a general directional relationship of CAP to the performance of non-GAAP pretax income, the amplitude of CAP does not appear to have a direct correlation to the level of non-GAAP pretax income for the reasons discussed above.

Tabular List, Table

2025 Tabular List of Financial Performance Measures

As described in greater detail in the CD&A, Cohu’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics used for both our long-term and short-term incentive programs are selected to incentivize our NEOs to increase the value of our enterprise to our stockholders. We use three financial performance measures to determine the compensation of our CEO and all other NEOs as discussed in the CD&A above. The most important financial performance measures used by Cohu to link executive compensation actually paid to the NEOs for the most recently completed fiscal year are:

•	Relative Total Stockholder Return (RTSR) of Cohu stock versus the Russel 2000 Index
•	Non-GAAP Pretax Income
•	Both one-year and four-year Rolling Sales Growth

Non-GAAP Pretax Income and the Four-year Rolling Sales metrics are used to determine the Short-Term Incentive Program and the RTSR versus the Russel 2000 Index is used in the to determine the Long-Term Incentive Program earned Performance Share Units. These two programs determine a significant proportion of our CEO and other NEO’s annual compensation earned.

Total Shareholder Return Amount	$ 60.62	120.65	159.14	144.12	170.92
Peer Group Total Shareholder Return Amount	138.29	206.7	191.07	137.78	183.27
Net Income (Loss)	$ 7,300,000	$ (9,100,000)	$ 28,200,000	$ 96,800,000	$ 167,300,000
Company Selected Measure Amount	0.016	(0)	0.166	0.218	0.195
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (RTSR) of Cohu stock versus the Russel 2000 Index
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Pretax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Both one-year and four-year Rolling Sales Growth
Dr. Muller [Member]
Pay vs Performance Disclosure
PEO Name						Dr. Müller
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,472,322	$ (2,197,303)	$ 2,094,280	$ 3,412,877	$ (731,034)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,465,854	2,376,980	1,557,302	4,186,241	2,406,454
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,508,493)	(4,091,920)	(5,051,219)	(3,321,901)	(2,891,579)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,455,751)	(4,371,968)	252,541	(287,392)	(3,329,004)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(537,781)	(202,315)	284,437	63,290	191,516
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(549,262)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	805,079	(568,323)	795,768	695,282	(152,107)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,271,554	518,278	391,724	873,864	507,725
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(716,935)	(861,091)	(1,054,404)	(693,436)	(610,078)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,642)	(1,039,301)	46,783	(61,393)	(695,566)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,833)	(47,300)	357,261	(1,846)	35,734
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (115,343)	$ 0